Financial Instruments and Risk Management - Schedule of classified financial assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets
Cash	$ 9,678	$ 4,373
Digital currencies	161,645	65,899
Investments	6,974	2,866	$ 17,001
Total assets	307,582	196,117
Liabilities and equity
Convertible loan - derivative component	120	482
Total liabilities	47,890	47,302
Level 1 of fair value hierarchy [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	5,356	1,307
Total assets	5,356	1,307
Liabilities and equity
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 2 of fair value hierarchy [Member]
Assets
Cash	9,678	4,373
Digital currencies	161,645	65,899
Investments	0	0
Total assets	171,323	70,272
Liabilities and equity
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 3 of fair value hierarchy [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	1,618	1,559
Total assets	1,618	1,559
Liabilities and equity
Convertible loan - derivative component	120	482
Total liabilities	$ 120	$ 482